Operating expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cost Of Goods Sold [Line items]
Research and development	€ 42,824	€ 34,325	€ 26,651
Selling, general and administrative expenses	48,261	28,461	21,687
Other income and expenses	(1,274)	(1,008)	(544)
Total cost
Cost Of Goods Sold [Line items]
Research and development	45,788	39,234	35,125
Selling, general and administrative expenses	48,261	28,461	21,687
Other income and expenses	(1,373)	(1,091)	(1,549)
For the year ended December 31	92,676	66,604	55,263
Capitalized
Cost Of Goods Sold [Line items]
Research and development	2,964	4,909	8,474
Other income and expenses	99	83	1,005
For the year ended December 31	2,865	4,826	7,469
Operating expense member
Cost Of Goods Sold [Line items]
Research and development	42,824	34,325	26,651
Selling, general and administrative expenses	48,261	28,461	21,687
Other income and expenses	(1,274)	(1,008)	(544)
For the year ended December 31	€ 89,811	€ 61,778	€ 47,794